Financial risk management	12 Months Ended
Dec. 31, 2019
Financial risk management
Financial risk management

3 Financial risk management

3.1          Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk and cash flow interest rate risk), credit risk and liquidity risk. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the Group’s financial performance.

(a)	Market risk
(i)	Foreign exchange risk

Majority of Group companies operate in the PRC and majority of the transactions are denominated in RMB which is the Company and other Group companies’ functional currency, except for the US$ denominated Series A Preferred Shares, convertible note and exchangeable note.

With all other variables held constant, if the average exchange rate of RMB against US$ had strengthened or weakened by 5%, the Group’s post‑tax results would increase or decrease by RMB3,073,000 (2018: RMB32,811,000).

(ii)	Credit risk

The Group has no significant concentrations of credit risk. The carrying amounts of cash at banks, trade receivables, deposits and other receivables and amounts due from related parties included in the consolidated balance sheets represent the Group’s maximum exposure to credit risk in relation to its financial assets.

The majority of the Group’s cash at banks are deposited in major reputable financial institutions located in the PRC. Most of the Group’s revenue are settled by cash or credit cards. Trade receivables of the Group are mainly due from financial institutions with sound financial standing. There has been no history of default in relation to these external parties. Management does not expect any losses arising from non‑performance by these counterparties.

Based on the Group’s historical experiences in collection of trade receivables, other receivables and amounts due from related parties, the directors consider the Group’s credit risk of these receivables to be low.

The Group considers that adequate provision for unrecoverable trade receivables, other receivables and amounts due from related parties has been made in the relevant accounting period after considering the Group’s experience in collection of trade receivables, other receivables and amounts due from related parties. Management does not expect any losses from non‑performance by these counterparties.

(iii)	Cash flow and fair value interest‑rate risk

The Group’s income and operating cash flows are substantially independent of changes in market interest rates as the Group has no significant interest‑bearing assets except for cash at banks. The Group’s exposures to changes in interest rates are mainly attributable to its borrowings and loans.

Borrowings issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash held at variable rates.

At reporting date, if interest rates on borrowings had been 10 basis points higher/ lower with all other variables held constant, the Group’s post‑tax results for the year would have been RMB74,000 (2018: RMB73,000) lower/higher respectively, mainly as a result of higher/lower interest expense on floating rate borrowings.

(b)	Liquidity risk

The Group is exposed to liquidity risk due to the impact of COVID – 19 and it had net current liabilities of RMB608,000 as at 31 December 2019. As detailed in Note 2.1, the directors of the Company concluded that the Group has sufficient financial resources to meet its financial obligations as and when they fall due in the coming twelve months after the issuance of this concolidated financial statements.

Prudent liquidity management implies maintaining sufficient cash and cash equivalents and the availability of funding through an adequate amount of committed credit facilities.

The Group’s primary cash requirements have been the payments for operating expenses and purchases of fixed assets. The Group mainly finances its working capital requirements through internal resources and proceeds from bank borrowings and issuance of ordinary shares.

The Group’s policy is to regularly monitor current and expected liquidity requirements to ensure it maintains sufficient cash and cash equivalents and adequate amount of committed credit facilities to meet its liquidity requirements in the short and long term.

At the reporting date, the contractual undiscounted cash flows of the Group’s current financial liabilities approximate their respective carrying amounts due to their short maturities.

The table below analyses the Group’s non‑derivative financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows, including interest if applicable.

a.	Series A Preferred Shares: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 10% per annum and any accrued but unpaid dividends on such shares (Note 26).
b.	Convertible note: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 15% per annum and any accrued but unpaid dividends on such shares (Note 27).
c.	Exchangeable note liabilities: The maximum exposure is the 100% of the issue price, plus an amount accruing at a rate of 10% per annum and any accrued but unpaid dividends on such shares (Note 28).

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2018
Series A Preferred Shares (Note 26)	—	229,505	—	—	229,505
Convertible note (Note 27)	4,777	90,103	—	—	94,880
Exchangeable note liabilities (Note 28)	—	139,889	—	—	139,889
Borrowings	81,923	20,803	—	—	102,726
Trade payables	14,356	—	—	—	14,356
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	34,466	—	—	—	34,466
Amounts due to related parties	218	—	—	—	218
	135,740	480,300	—	—	616,040
At 31 December 2019
Borrowings	133,237	13,323	—	—	146,560
Lease liabilities	47,919	41,331	111,294	45,945	246,489
Trade payables	17,017	—	—	—	17,017
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	33,198	—	—	—	33,198
Amounts due to related parties	626	—	—	—	626
	231,997	54,654	111,294	45,945	443,890

3.2         Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the dividend payments to shareholders, return capital to shareholders, issue new shares or to obtain bank borrowings.

Consistent with others in the industry, the Group monitors capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (include current and non‑current bank borrowings, convertible note, exchangeable note liabilities and Series A Preferred Shares as shown in the consolidated balance sheets) less cash and cash equivalents. Total capital is calculated as “equity”, as shown in the consolidated balance sheets, plus net debt.

The gearing ratios at 31 December 2018 and 2019 were as follows:

	2018	2019
	RMB’000	RMB’000
Total borrowings	97,006	140,387
Add: Series A Preferred Shares (Note 26)	476,112	—
Add: Convertible note (Note 27)	70,598	—
Add: Exchangeable note liabilities (Note 28)	185,745	—
Less: Cash and cash equivalents (Note 18)	(101,886)	(154,490)
Net debt/(surplus)	727,575	(14,103)
Total (deficit)/surplus	(249,356)	590,598
Total capital	478,219	576,495
Gearing ratio	152.14%	N/A

3.3          Fair value estimation

The table below analyses financial instruments carried at fair value as at 31 December 2018 and 2019 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorised into three levels with a fair value hierarchy as follows:

•	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
•	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
•	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial liabilities that are measured at fair value as at 31 December  2018. See Note 13 for the fair value disclosure of the investment properties that are recorded under cost model.

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2018
Liabilities
Financial liabilities at fair value through profit or loss
— Series A Preferred Shares (Note 26)	—	—	476,112	476,112
— Convertible note (Note 27)	—	—	70,598	70,598
— Exchangeable note liabilities (Note 28)	—	—	185,745	185,745
— Derivative financial instrument (Note 20)	—	—	301	301
	—	—	732,756	732,756

As at 31 December 2019, all the financial instrument carried at fair value are either fully converted into ordinary shares or fully redeemed.

The fair value of financial instruments that are not traded in an active market (for example, over‑ the‑counter derivatives) is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments.
•	Other techniques, such as discounted cash flow analysis including dividend growth model, are used to determine fair value for the remaining financial instruments.

There were no significant transfers of financial assets between level 1, level 2 and level 3 fair value hierarchy classifications.

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2018:

			Series A	Derivative
	Exchangeable	Convertible	Preferred	financial
	note liabilities	note	Shares	instrument
	(Note 28)	(Note 27)	(Note 26)	(Note 20)	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening balance	128,820	61,446	249,864	—	440,130
Fair value as at issuance date	—	—	—	1,199	1,199
Change in fair value	56,925	9,152	226,248	(898)	291,427
Closing balance	185,745	70,598	476,112	301	732,756

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2019:

				Derivative
	Exchangeable	Convertible	Series A	financial
	note liabilities	note	Preferred Shares	instrument
	(Note 28)	(Note 27)	(Note 26)	(Note 20)	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening balance	185,745	70,598	476,112	301	732,756
Change in fair value	(45,274)	5,193	(136,656)	(301)	(177,038)
Converted into ordinary share upon initial public offering	(140,471)	—	(339,456)	—	(479,927)
Repayment during the year	—	(75,791)	—	—	(75,791)
Closing balance	—	—	—	—	—